SCHEDULE OF BALANCE SHEET (Details) - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current Assets:
Cash		$ 8,795	$ 56,222		$ 374,091
Draws against commissions		224,663	208,344		175,103
Loan receivable					12,500
Due from related parties					482,550
Total Current Assets		418,458	449,566		1,044,244
Property and equipment, net		9,496	15,971		41,872
Related party loan
Total Current Assets		732,409	783,651		1,086,116
Current Liabilities:
Accounts payable and accruals		58,743	74,318		44,786
Total Current Liabilities		236,407	229,992		92,376
Loan payable, net of current portion		139,362	139,362		140,117
Total Liabilities		681,417	666,883		232,493
Stockholders’ Deficit:
Common stock		1,000	1,000		101	[1]
Additional paid-in capital		2,804,236	2,804,236		426,500
Accumulated deficit		(2,754,244)	(2,688,468)		427,022
Total stockholders’ equity		50,992	116,768	$ 570,891	853,623		$ (100,659)
Total Liabilities and Stockholders’ Equity		732,409	783,651		1,086,116
Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party		10,638	10,638		7,590
Related Party [Member]
Current Assets:
Due from related parties					482,550
Current Liabilities:
Loan payable – related party		$ 115,000	$ 90,000		40,000
Previously Reported [Member]
Current Assets:
Cash					374,091
Draws against commissions					212,323
Loan receivable					12,500
Due from related parties					510,468
Total Current Assets					1,109,382
Property and equipment, net					41,872
Related party loan					155,000
Total Current Assets					1,306,254
Current Liabilities:
Accounts payable and accruals					82,131
Total Current Liabilities					229,838
Loan payable, net of current portion
Total Liabilities					229,838
Stockholders’ Deficit:
Common stock	[1]
Additional paid-in capital					616,306
Accumulated deficit					460,110
Total stockholders’ equity					1,079,416
Total Liabilities and Stockholders’ Equity					1,306,254
Previously Reported [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party					147,707
Previously Reported [Member] | Related Party [Member]
Current Liabilities:
Loan payable – related party
Revision of Prior Period, Reclassification, Adjustment [Member]
Current Assets:
Cash
Draws against commissions					(37,220)
Loan receivable
Due from related parties					(27,918)
Total Current Assets					(65,138)
Property and equipment, net
Related party loan					(155,000)
Total Current Assets					(220,138)
Current Liabilities:
Accounts payable and accruals					(37,345)
Total Current Liabilities					(137,462)
Loan payable, net of current portion					140,117
Total Liabilities					2,655
Stockholders’ Deficit:
Common stock	[1]				101
Additional paid-in capital					(189,806)
Accumulated deficit					(33,088)
Total stockholders’ equity					(222,793)
Total Liabilities and Stockholders’ Equity					(220,138)
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party					(140,117)
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Current Liabilities:
Loan payable – related party					$ 40,000

[1]	Specifically related to reverse acquisition accounting.